Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Long-term Debt [Line Items]
Revolving credit facility	$ 147,666	$ 1,273,755
Long-term debt	1,081,351	1,651,569
Senior unsecured notes 2025 [Member]
Disclosure of Long-term Debt [Line Items]
Senior unsecured notes	404,463	$ 377,814
Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Senior unsecured notes	$ 529,222